Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Summary of earnings per share, basic

	2018 RMB’000	2019 RMB’000	2020 RMB’000
Net profit attributable to owners of the Company	5,336,331	2,215,728	645,072

Weighted average number of ordinary shares in issue (thousands of shares)	10,823,497	10,823,814	10,823,814

Basic earnings per share (RMB per share)	RMB 0.493	RMB 0.205	RMB 0.060

Basic earnings per ADS (RMB per ADS)	RMB 49.303	RMB 20.452	RMB 5.96